OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current non-financial assets
Prepaid expenses	$ 9,086,673	$ 16,398,362
Tax credit remainder	109,096	67,318
Other	6,790,127	10,794,827
Total	15,985,896	27,260,507
Other non-current non-financial assets
Prepaid expenses	934,715	1,037,774
Tax credit remainder	53,015,476	49,541,827
Judicial deposits	15,149,522	14,477,664
Other	13,813,394	14,689,430
Total	$ 82,913,107	$ 79,746,695